Revenues, net: (Tables)	6 Months Ended
Jun. 30, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Revenue Disaggregated by Revenue Source
	Six months ended June 30,
	2021	2022
Revenues derived from spot charters, net	$3,202	$17,194
Revenues derived from time charters, net	7,026	5,774
Revenues, net	$10,228	$22,968

Schedule of Accounts Receivable Disaggregated Revenue

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2021 and June 30, 2022:

	December 31,	June 30,
	2021	2022
Accounts receivable trade from spot charters	$1,762	$5,365
Accounts receivable trade from time charters	—	—
Less: Bad debt provisions	(26)	(76)
Less: Allowance for credit losses	(20)	(24)
Total	$1,716	$5,265